Equity-accounted investees	12 Months Ended
Dec. 31, 2022
Equity-accounted investees
Equity-accounted investees

17.  Equity-accounted investees

Investments in equity-accounted investees as of December 31, 2022 and 2021 comprised the following:

			Voting shares		Carrying values
		Country of	December 31,	December 31,	December 31,	December 31,
		incorporation	2022	2021	2022	2021
YouDo Web Technologies Limited	17(a)	Cyprus	9.91%	9.91%	103,753	360,574
Dream Job LLC	17(b)	Russia	46.66%	25%	137,180	54,047
Edstein LLC	17(c)	Russia	25%	—	31,791	—
					272,724	414,621

The above entities have the same reporting date as the Company. None of the entities were listed on a public exchange as of December 31, 2022 and 2021.

(a)YouDo

On October 28, 2021 the Group entered into a shares subscription agreement and acquired a stake of 9.91% in YouDo Web Technologies Limited (Cyprus) (“YouDo”), the leading online on-demand service marketplace in Russia, in exchange for a cash consideration of $5 million or 349,052 (at exchange rate as of October 28, 2021). The acquisition related costs were 17,329 and have been included in the cost of the investment. The principal place of YouDo’ business is Russia.

The Group concluded that it has significant influence over YouDo as the Group has a power to participate in the financial and operating policy decisions through its representation in YouDo’s Board of Directors. Thus, the Group’s ownership interest in YouDo represents an investment in an associate and accounted for under the equity method starting October 28, 2021.

In December 2021 the Group finalised purchase price allocation for YouDo acquisition. The fair value of the identifiable assets and liabilities of YouDo at the date of acquisition before the Group’s contribution under a shares subscription agreement has been calculated with reference to its value in use (Level 3) and were as follows:

Fair values
Non-current assets	628,010
Current assets	127,441
Non-current liabilities	(53,768)
Current liabilities	(186,002)
Total net assets (100)%	515,681
The Group’s contribution to YouDo’ equity	349,052
Total net assets, including the Group’s contribution	864,733
Group’s share of net assets (9.91)%	85,695

The Group has concluded call option contracts to purchase an additional 46.89% ownership interest in YouDo, one of which grants the right to purchase 14.90% ownership interest through the period of six months from October 28, 2022 and another to acquire 31.99% (or 46.89% in case call option 1 was not exercised) through the period of six months from October 28, 2023 (together referred to as “the call options”). As of December 31, 2022 the first call option which grants the right to purchase 14.90% ownership interest is not beneficial for the Group and was not exercised.

The Group also entered into several option agreements, which give right to other shareholders to sell and cause an obligation to the Group to purchase an additional 43.2% ownership interest in YouDo, if the Group acquires control over YouDo under the call options described above.

The Group also entered in option agreement, which give right to other shareholder to purchase and cause an obligation to the Group to sell the existing share of 9.91%, if the Group does not acquire control under the call options described above.

The fair value of the option agreements referred to above is not material, taking into account the terms and conditions on which the options were acquired, and based on the expected business enterprise value at the acquisition date and at the reporting date.

Goodwill on transaction was calculated as the excess of the consideration transferred by the Group over the share in the fair value of the net assets acquired and the fair value of the call options.

Total
Group’s share of net assets (9.91)%	85,695
Goodwill	280,686
Cash consideration transferred	366,381

Goodwill related to the associate of 280,686 was included in the carrying amount of the investment in associate. Goodwill was mainly attributable to the potential of YouDo to further enhance its position in B2B segment.

As of December 31, 2022 the carrying amount of the investment exceeds its estimated recoverable amount. As a result, the Group recognized an impairment loss of 218,126 (Note 17(a)(i)).

The following table summarises the financial information of YouDo as of December 31, 2022 and December 31, 2021 and for the year ended December 31, 2022 and a period from October 28, 2021 till December 31, 2021, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in YouDo.

	December 31,	December 31,
	2022	2021
Percentage ownership interest	9.91%	9.91%
Non-current assets	498,620	610,622
Current assets	70,734	324,752
Non-current liabilities	(53,768)	(53,768)
Current liabilities	(99,916)	(75,461)
Net assets (100)%	415,670	806,145
Group’s share of net assets (9.91)%	41,193	79,888
Goodwill	280,686	280,686
Impairment losses	(218,126)	—
Carrying amount of the Group’s interest in associate	103,753	360,574

		Period from
		October 28,
	Year ended	2021 till
	December 31,	December 31,
	2022	2021
Revenue	449,733	86,539
Loss before income tax	(390,476)	(58,592)
Net loss for the period (100)%	(390,476)	(58,592)
Total comprehensive loss (100)%	(390,476)	(58,592)
Group’s share of total comprehensive loss (9.91)%	(38,695)	(5,807)

The associate had no contingent liabilities or capital commitments as at December 31, 2022 and 2021.

(i)   Impairment test

The investment in associate was identified as a separate CGU. The recoverable amount of the CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the associate’s business and were based on the relevant external and internal historical data. Cash flows were forecasted based on past experience, actual operating results and the associate’s business plan and based on the following key assumptions: revenue growth rates, EBITDA margin, discount rate, and terminal value growth rate.

Revenue growth rates and EBITDA margin were forecasted taking into account the estimated sales volume and price growth for the next six years taking into account an uncertainty associated with the start-up business. Management expects that the revenue will grow at a CAGR of 25.3% from 2023 to 2028. The expected EBITDA margin in 2028 is 28.4%. The pre-tax discount rate applied to the cash flow projections is 21.1%, the annual growth rate for the forecasted cash flows after 2028 year is 3%.

At December 31, 2022 the carrying amount of the CGU exceeded its estimated recoverable amounts. As a result, the Group recognized impairment of 218,126. The changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have result in the additional impairment by the amounts shown below:

Effect
31 December 2022
Annual revenue growth rate (5% decrease)	(27,110)
EBITDA (10% decrease)	(10,879)
Pre-tax discount rate (1%-point increase)	(8,035)

(b)Dream Job

On April 20, 2021 the Group acquired 25% in the charter capital of Dream Job LLC (Russia) which operates employer review platform dreamjob.ru for cash contribution of RUB 61 million as we see a call for independent and reliable employer review portal in Russia.

April 20, 2021
Percentage ownership interest	25%
Non-current assets	13,334
Current assets	37,758
Net assets (100)%	51,092
Group’s share of net assets acquired (25)%	12,773
Goodwill	48,527
Total cash consideration	61,300

On May 18, 2022 the Group contributed additional capital of RUB 100 million and increased the stake in the charter capital of Dream Job LLC by 21.66% from 25% to 46.66%.

May 18, 2022
Additional percentage ownership interest	21.66%
Non-current assets	4,023
Current assets	2,159
Current liabilities	(176)
Net assets (100)%, before additional contribution	6,006
Group’s share of net assets acquired (21.66)%	1,301
Group’s share of additional contribution (46.66)%	46,660
Goodwill	52,039
Total cash consideration	100,000

Goodwill related to the associate of 100,566 was included in the carrying amount of the investment in associate. Goodwill was mainly attributable to synergies expected to arise in the future with HeadHunter CGU.

The following table summarises the financial information of Dream Job as of December 31, 2022 and December 31, 2021 and for the year ended December 31, 2022 and a period from April 20, 2021 till December 31, 2021, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Dream Job.

	December 31,	December 31,
	2022	2021
Percentage ownership interest	46.66%	25%

Non-current assets	2,870	8,373
Current assets	92,348	13,783
Current liabilities	(16,748)	(80)
Net assets (100)%	78,470	22,076
Group’s share of net assets	36,614	5,519
Goodwill	100,566	48,528
Carrying amount of the Group’s interest in associate	137,180	54,047

	Period from	Period from	Period from
	May 18, 2022	January 1, 2022	April 20, 2021
	till December 31,	till May 18,	till December 31,
	2022	2022	2021
Percentage ownership interest	46,66%	25%	25%

Revenue	2,692	869	1,461
Loss before income tax	(27,537)	(16,069)	(29,016)
Net loss for the period (100)%	(27,537)	(16,069)	(29,016)
Total comprehensive loss (100)%	(27,537)	(16,069)	(29,016)
Group’s share of total comprehensive loss	(12,849)	(4,018)	(7,254)

The associate had no contingent liabilities or capital commitments as at December 31, 2022 and 2021.

For the purpose of impairment testing, we allocated Dream Job to HeadHunter CGU due to expected benefit from the synergies of the combination.

(c)Other individually immaterial associate

On December 16, 2022 the Group acquired 25% in the charter capital of Edstein LLC (Russia), which operates employees’ learning and development system. Also, the Group has concluded call option contracts to purchase an additional 60% ownership interest in Edstein through the period from July 1, 2023 to December 31, 2024. The cash consideration of 45,000 is allocated to cost of equity-accounted investee of 31,791 and a fair value of call option of 13,209 (which is presented in line “Other financial assets” in the consolidated statement of financial position). The financial results of Edstein LLC for the period from the acquisition date to December 31, 2022 were not material.